Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Financing receivables, net
Schedule of financing receivables, net

	As of
	December 31,
	2017	2018
	RMB	RMB
Short-term:
Short-term financing receivables	1,569,080	762,854
Allowance for credit losses	(62,901)	(20,737)
Short-term financing receivables, net	1,506,179	742,117
Long-term:
Long-term financing receivables	185,136	19,297
Allowance for credit losses	(6,509)	(415)
Long-term financing receivables, net	178,627	18,882

Schedule of balances of financing receivables by due date

	As of
	December 31,
	2017	2018
	RMB	RMB
Due in months:
0 - 12	1,569,080	762,854
13 - 24	185,136	19,297
Total financing receivables	1,754,216	782,151

Schedule of movement of the allowance for credit losses

	For the year ended
	December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	11,884	69,410
Additions	113,162	121,341
Reversal	—	(55,976)
Charge-offs	(55,636)	(113,623)
Balance at end of the year	69,410	21,152

Schedule of aging analysis of past due financing receivables

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater	Total
Financing receivables	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
As of December 31, 2017	34,102	11,346	9,372	—	54,820	1,699,396	1,754,216
As of December 31, 2018	11,123	7,635	7,826	—	26,584	755,567	782,151